Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Mutual Funds
Entity Central Index Key	0000895430
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000034078
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class A
Trading Symbol	INGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 80,367,733
Holdings Count | Holding	925
InvestmentCompanyPortfolioTurnover	67.00%
C000034080
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class C
Trading Symbol	IGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
AssetsNet	$ 80,367,733
Holdings Count | Holding	925
InvestmentCompanyPortfolioTurnover	67.00%
C000034081
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class I
Trading Symbol	IGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 80,367,733
Holdings Count | Holding	925
InvestmentCompanyPortfolioTurnover	67.00%
C000105408
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R
Trading Symbol	IGBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 80,367,733
Holdings Count | Holding	925
InvestmentCompanyPortfolioTurnover	67.00%
C000122013
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R6
Trading Symbol	IGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 80,367,733
Holdings Count | Holding	925
InvestmentCompanyPortfolioTurnover	67.00%
C000079030
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class W
Trading Symbol	IGBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 80,367,733
Holdings Count | Holding	925
InvestmentCompanyPortfolioTurnover	67.00%
C000023406
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class A
Trading Symbol	NAWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 277,560,220
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,560,220 # of Portfolio Holdings242 Portfolio Turnover Rate33%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

C000023408
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class C
Trading Symbol	NAWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$84	1.62%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
AssetsNet	$ 277,560,220
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,560,220 # of Portfolio Holdings242 Portfolio Turnover Rate33%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

C000023409
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class I
Trading Symbol	NAWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 277,560,220
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,560,220 # of Portfolio Holdings242 Portfolio Turnover Rate33%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

C000218334
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class R6
Trading Symbol	VGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 277,560,220
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,560,220 # of Portfolio Holdings242 Portfolio Turnover Rate33%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

C000079029
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class W
Trading Symbol	IGVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 277,560,220
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,560,220 # of Portfolio Holdings242 Portfolio Turnover Rate33%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	4.8%
Hong Kong	0.9%
Norway	1.0%
Spain	1.1%
Germany	1.4%
Netherlands	1.9%
Australia	2.2%
France	2.9%
United Kingdom	4.2%
Japan	4.6%
Canada	4.8%
United States	68.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.8%
Industrials	13.2%
Health Care	11.1%
Communication Services	10.5%
Consumer Staples	8.5%
Information Technology	7.5%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.1%
Real Estate	3.9%
Materials	3.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.9%
Johnson & Johnson	1.8%
Meta Platforms, Inc. - Class A	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.3%
Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Pfizer, Inc.	0.9%
TJX Cos., Inc.	0.9%

C000107874
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	IEMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$82	1.48%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.48%
AssetsNet	$ 241,656,015
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,656,015 # of Portfolio Holdings355 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

C000107875
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	IEMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$124	2.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.23%
AssetsNet	$ 241,656,015
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,656,015 # of Portfolio Holdings355 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

C000105125
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	IEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$63	1.13%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%
AssetsNet	$ 241,656,015
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,656,015 # of Portfolio Holdings355 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

C000107876
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	IEMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$96	1.73%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.73%
AssetsNet	$ 241,656,015
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,656,015 # of Portfolio Holdings355 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

C000107877
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class W
Trading Symbol	IEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$68	1.23%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.23%
AssetsNet	$ 241,656,015
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,656,015 # of Portfolio Holdings355 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	10.3%
Hong Kong	1.7%
Thailand	1.7%
Indonesia	1.7%
Singapore	2.4%
South Africa	3.2%
Mexico	5.5%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.0%
South Korea	24.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.7%
Financials	15.6%
Industrials	13.1%
Consumer Discretionary	12.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.7%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%

C000094856
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Equity Fund
Class Name	Class I
Trading Symbol	IIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 642,315,453
Holdings Count | Holding	587
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$642,315,453 # of Portfolio Holdings587 Portfolio Turnover Rate40%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	26.4%
Sweden	3.1%
South Korea	4.5%
China	4.9%
Netherlands	5.3%
Germany	5.6%
Canada	5.8%
France	5.9%
United States	6.8%
Taiwan	7.4%
United Kingdom	9.7%
Japan	12.4%

Sector Allocation

Table Summary
Value	Value
Financials	22.8%
Information Technology	19.2%
Industrials	15.3%
Health Care	10.1%
Energy	6.6%
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	5.0%
Materials	4.7%
Utilities	1.9%
Real Estate	1.5%
Computers & Office Equipment	0.0%
Short-Term Investments	2.0%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
ASML Holding NV	1.7%
Samsung Electronics Co. Ltd.	1.7%
Tencent Holdings Ltd.	1.3%
GSK PLC	1.2%
Roche Holding AG	1.2%
London Stock Exchange Group PLC	1.0%
SK Hynix, Inc.	1.0%
Novo Nordisk A/S - Class B	0.9%
AIA Group Ltd.	0.9%

C000023423
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class A
Trading Symbol	NTKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$78	1.46%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.46%
AssetsNet	$ 584,537,341
Holdings Count | Holding	1,429
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$584,537,341 # of Portfolio Holdings1,429 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

C000023425
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class C
Trading Symbol	NARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$118	2.21%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.21%
AssetsNet	$ 584,537,341
Holdings Count | Holding	1,429
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$584,537,341 # of Portfolio Holdings1,429 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

C000023426
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class I
Trading Symbol	NAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$63	1.18%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%
AssetsNet	$ 584,537,341
Holdings Count | Holding	1,429
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$584,537,341 # of Portfolio Holdings1,429 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

C000241253
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class R6
Trading Symbol	VVJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
AssetsNet	$ 584,537,341
Holdings Count | Holding	1,429
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$584,537,341 # of Portfolio Holdings1,429 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

C000059862
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class W
Trading Symbol	ISCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$65	1.21%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
AssetsNet	$ 584,537,341
Holdings Count | Holding	1,429
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$584,537,341 # of Portfolio Holdings1,429 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.3%
Countries-Other	17.8%
Netherlands	3.0%
Italy	3.2%
Spain	3.3%
Australia	5.2%
Germany	5.5%
France	5.7%
Switzerland	6.3%
South Korea	7.8%
United Kingdom	7.8%
Canada	10.7%
Japan	21.4%

Sector Allocation

Table Summary
Value	Value
Industrials	22.7%
Materials	13.0%
Financials	12.5%
Information Technology	12.1%
Consumer Discretionary	10.2%
Health Care	6.8%
Energy	6.5%
Real Estate	5.1%
Communication Services	3.9%
Consumer Staples	2.7%
Utilities	2.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Klepierre SA	1.1%
Vanguard FTSE Developed Markets ETF	1.0%
Hudbay Minerals, Inc.	0.8%
OceanaGold Corp.	0.8%
Mitsui Mining & Smelting Co. Ltd.	0.8%
Dufry AG	0.8%
Bankinter SA	0.8%
Accelleron Industries AG	0.7%
Nordex SE	0.7%
Eiffage SA	0.7%

C000240818
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EME Fund
Class Name	Portfolio
Trading Symbol	VVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
AssetsNet	$ 344,137,445
Holdings Count | Holding	333
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$344,137,445 # of Portfolio Holdings333 Portfolio Turnover Rate50%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	10.2%
Thailand	1.7%
Indonesia	1.7%
Hong Kong	1.7%
Singapore	2.4%
South Africa	3.1%
Mexico	5.4%
Brazil	9.5%
India	10.3%
China	12.2%
Taiwan	16.1%
South Korea	24.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Financials	15.5%
Industrials	13.1%
Consumer Discretionary	12.1%
Communication Services	7.0%
Consumer Staples	6.7%
Energy	5.3%
Materials	3.3%
Utilities	2.6%
Health Care	1.4%
Real Estate	1.3%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
SK Square Co. Ltd.	6.8%
SK Hynix, Inc.	5.8%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
HDFC Bank Ltd.	1.8%
Yum China Holdings, Inc.	1.7%
AIA Group Ltd.	1.7%
Reliance Industries Ltd.	1.6%